Mining hardware prepayments (Tables)	12 Months Ended
Jun. 30, 2023
Mining hardware prepayments [Abstract]
Mining Hardware Prepayments
	Consolidated
	30 June 2023	30 June 2022
	US$’000	US$’000

Non-current assets
Mining hardware prepayments	68	158,184